Salaries and social security taxes payable (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Salaries And Social Security Taxes Payable
Salaries	$ 79,746	$ 73,390	$ 68,305
Social security taxes	31,012	28,541	26,563
Total salaries and social security taxes	$ 110,758	$ 101,931	$ 94,868